Revenues (Schedule of Disaggregation of Revenues) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disaggregation of Revenue [Line Items]
Total Revenues	$ 163,163	$ 170,236	$ 318,463	$ 324,069
Products [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	110,341	118,403	215,432	222,320
Services [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	52,822	51,833	103,031	101,749
Americas [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	108,025	106,790	204,523	194,704
Americas [Member] | Products [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	67,137	67,193	125,191	117,437
Americas [Member] | Services [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	40,888	39,597	79,332	77,267
EMEA [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	30,149	37,227	64,932	76,198
EMEA [Member] | Products [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	23,323	29,948	51,408	61,929
EMEA [Member] | Services [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	6,826	7,279	13,524	14,269
Asia Pacific [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	24,989	26,219	49,008	53,167
Asia Pacific [Member] | Products [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	19,881	21,262	38,833	42,954
Asia Pacific [Member] | Services [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	$ 5,108	$ 4,957	$ 10,175	$ 10,213